Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
19.	SHARE CAPITAL

(a)	Equity Incentive Plan

The Company has an Employees' and Directors' Equity Incentive Plan (the "Equity Incentive Plan"), which includes three components: (i) a Share Option Plan; (ii) a Share Bonus Plan; and (iii) a Share Purchase Plan.

(i)

The Share Option Plan authorizes the Board of Directors of the Company to grant options to directors and employees of Ivanhoe Mines to acquire Common Shares of the Company at a price based on the weighted average trading price of the Common Shares for the five days preceding the date of the grant. Options vest over four years and have seven year contractual terms unless otherwise determined from time to time by the Board of Directors, on the recommendation of the Compensation and Benefits Committee. The Share Option Plan also provides that these options may, upon approval of the Board of Directors, be converted into stock appreciation rights.

(ii)	The Share Bonus Plan permits the Board of Directors of the Company to authorize the issuance, from time to time, of Common Shares of the Company to employees of the Company and its affiliates.

(iii)

The Share Purchase Plan entitles each eligible employee of Ivanhoe Mines to contribute up to seven percent of each employee's annual basic salary in semi-monthly instalments. At the end of each calendar quarter, each employee participating in the Share Purchase Plan is issued Common Shares of the Company equal to 1.5 times the aggregate amount contributed by the participant, based on the weighted average trading price of the Common Shares during the preceding three months.

The Company is authorized to issue a maximum of 6.5% of the issued and outstanding Common Shares (December 31, 2011 – 48,059,893) pursuant to the Equity Incentive Plan. At December 31, 2011, an aggregate of 24,610,831 Common Shares were available for future grants of awards under the plan.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of the Company's stock. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the recorded stock-based compensation expense could have been materially different from that reported.

The weighted average grant-date fair value of stock options granted during 2011 and 2010 was Cdn$13.47 and Cdn$9.08, respectively. The fair value of these options was determined using a Black-Scholes option pricing model, using the following weighted average assumptions:

	2011		2010
Risk-free interest rate		1.66%		2.42%
Expected life		3.0 years		3.6 years
Expected volatility		65%		77%
Expected dividends	$	Nil	$	Nil

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2011 is as follows:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2009	6,495,821	21,158,270	$8.84
Increase in amount authorized	16,560,424	—	—
Options granted	(1,337,500)	1,337,500	15.70
Options exercised	—	(5,639,650)	8.63
Options cancelled	144,050	(144,050)	8.99
Bonus shares	(1,581,578)	—	—
Shares issued under share purchase plan	(36,844)	—	—

Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83

At December 31, 2011, the U.S. dollar equivalent of the weighted average exercise price was $13.54 (December 31, 2010—$9.47).

The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010 was $44.4 million and $71.7 million, respectively.

As at December 31, 2011, options vested and expected to vest totalled 23,449,062 (December 31, 2010—16,712,070) and had an aggregate intrinsic value of $137.2 million (December 31, 2010—$226.9 million).

The following table summarizes information concerning outstanding and exercisable options at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)
$2.82 to $7.03	2,172,092	3.95	$3.16	1,021,214	$2.93
$7.04 to $8.20	4,944,020	3.86	8.10	3,674,363	8.07
$8.21 to $8.96	2,179,182	2.56	8.47	1,091,101	8.44
$8.97 to $12.62	2,379,788	1.30	9.83	1,980,418	9.74
$12.63 to $17.70	4,553,823	4.51	14.20	2,088,206	14.23
$17.71 to $27.83	7,220,157	5.36	23.66	143,657	20.55

	23,449,062	4.08	$13.83	9,998,959	$9.38

As at December 31, 2011 there was $95.8 million of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 1.3 years.

As at December 31, 2011 the aggregate intrinsic value for fully vested stock options was $86.9 million (December 31, 2010—$91.6 million).

Stock-based compensation charged to operations was allocated between exploration expenses and general and administrative expenses as follows:

	Year Ended December 31,
	2011	2010
Exploration (i)	$34,473	$33,019
General and administrative	36,577	31,936

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Stock-based compensation charged to operations was incurred by Ivanhoe Mines as follows:

	Year Ended December 31,
	2011	2010
Ivanhoe Mines Ltd. (i)	$44,256	$42,855
SouthGobi Resources Ltd.	13,751	12,062
Ivanhoe Australia Ltd.	13,043	10,038

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

(b)	Rio Tinto Placements

In 2006, the Company and Rio Tinto formed a strategic partnership and entered into a private placement agreement whereby Rio Tinto would invest in Ivanhoe Mines. Since 2006 the parties have entered into a series of agreements pursuant to which Rio Tinto has provided equity and debt financing to Ivanhoe Mines. As a result of these transactions, Rio Tinto holds a significant investment interest in Ivanhoe Mines. These transactions are set out below:

(Stated in thousands of U.S. dollars, except for share amounts)

Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement—Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement—Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000

Balance at December 31, 2010		219,251,843	$2,029,081
Rights Offering	February 2011	34,387,776	477,302
Exercise of remaining Series B Warrants (2)	June 2011	14,070,182	119,737
Exercise of Anti Dilution Warrants (2)	June 2011	827,706	2,527
Exercise of Series C Warrants (2)	June 2011	40,224,365	379,316
Exercise of Subscription Right (3)	August 2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.

(3)

In August 2011, Ivanhoe Mines received $535.9 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Ivanhoe Mines.

As at December 31, 2011, Rio Tinto's equity ownership in the Company was 48.9% (December 31, 2010—40.3%). On January 24, 2012, Rio Tinto increased its equity ownership in the Company to 51.0%.

(c)	Rights Offering

In December 2010, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at December 31, 2010 received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares of the Company at $13.88 per share or Cdn$13.93 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on January 26, 2011.

Upon the closing of the rights offering, the Company issued a total of 84,867,671 common shares for gross proceeds of $1.18 billion. Expenses and fees relating to the rights offering totalled approximately $27.3 million.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $13.88 or Cdn$13.93 subscription price. Furthermore, the Cdn$13.93 subscription price was not denominated in the Company's U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company's shareholders was accounted for as a derivative financial liability measured at fair value.

On December 23, 2010, rights to be issued under the rights offering began trading on a "when issued" basis. On this date, the Company recognized a derivative financial liability of $901.9 million associated with the Company's legal obligation to carry out the rights offering. Deficit was adjusted by a corresponding amount. Each reporting period the derivative financial liability is remeasured at fair value with changes being recognized in earnings. During 2011, Ivanhoe Mines recognized a derivative loss of $432.5 million (2010—$135.7 million derivative gain).

The derivative financial liability was settled as rights were exercised or expired unexercised. A total of $1.19 billion was reclassified from the derivative financial liability to share capital, representing the fair value of rights exercised. At expiry, a total of $5.7 million was reclassified from the derivative financial liability to additional paid-in capital, representing the fair value of rights which expired unexercised.

The fair value of the derivative financial liability was determined by reference to published market quotations for the rights.